Contingent Liability	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Contingent Liability [Abstract]
Contingent Liability
Note 11:  Contingent Liability

On March 24, 2011, the Company received a letter from the Environmental Protection Agency (the "EPA") alleging violations of environmental regulations which could lead to the imposition of a civil penalty.  In the letter, EPA offered the Company an opportunity to negotiate a resolution of the matter.  The Company and EPA are finalizing a consent agreement and final order, which is acceptable to the Company.  Based on the draft consent agreement and final order as of December 31, 2011, the Company established a reserve of $50,000 in anticipation of funding a supplemental environmental project and assessment of a civil penalty in this matter. The violations alleged in the letter have been addressed and the Company is aware of no ongoing violations with respect to the matters addressed in the letter.

Note 12:    Contingent Liability

On March 24, 2011, the Company received a letter from the Environmental Protection Agency (the "EPA") alleging violations of environmental regulations which could lead to the imposition of a civil penalty.  In the letter, EPA offered the Company an opportunity to negotiate a resolution of the matter.  The Company and EPA are currently attempting to negotiate a resolution and, to that end, the Company will be providing additional information to the EPA regarding the alleged violations.  Based on the information available as of September 30, 2011, the Company established a reserve of $50,000 in anticipation of the potential for assessment of a civil penalty in this matter. The violations alleged in the letter have been addressed and the Company is aware of no ongoing violations with respect to the matters addressed in the letter.